Convertible Notes Payable (Narrative from 10Q) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Convertible Notes Payable Details Narrative
Aggregate amount of convertible notes payable outstanding	$ 800,000
Current liabilities convertible notes payable	200,000
Long-term liabilities convertible notes payable	600,000	800,000
Amount raised from sale of 3 units			$ 150,000